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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2007

Check here if Amendment [    ];  Amendment Number:  ____

This Amendment (check only one):    [   ]   is a restatement.
                                    [   ]   adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:                      University Capital Strategies Group, LLC
                    ---------------------------------------------------
Address:                   #444 - 408 St. Peter Street
                    ---------------------------------------------------
                           St. Paul, MN  55102
                    ---------------------------------------------------


Form 13F File Number:  28-11803

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                      Patrick J. Hess
                    ------------------------------------------
Title:                     Chief Executive Officer
                    ------------------------------------------
Phone:                     651-251-0380
                    ------------------------------------------

Signature, Place, and Date of Signing

  /s/ Patrick J. Hess                   St. Paul, Minnesota      8/9/07
-----------------------------------   -----------------------  ----------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                          -------------------
Form 13F Information Table Entry Total:         45
                                          -------------------

Form 13F Information Table Value Total:         $172,356
                                          -------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                                                                                                                 Voting
                                 TITLE OF                                        SH/  PUT/ Investment    Other  Authority
              NAME OF ISSUER      CLASS     CUSIP    Value (x$1000)     SHRS     PRN  CALL DISCRETION  MANAGERS    SOLE  SHARED NONE
AFFILIATED COMPUTER SERVICES      CL A      8190100      $850.80        15,000    SH                             15,000
AGILE SOFTWARE CORP               COM     00846X105      $886.60       110,000    SH                            110,000
ARMOR HOLDINGS INC                COM      42260109    $1,998.01        23,000    SH                             23,000
AQUANTIVE INC                     COM     03839G105    $8,932.00       140,000    SH                            140,000
AEROFLEX INC                      COM       7768104    $2,302.36       162,481    SH                            162,481
ARCHSTONE SMITH TR                COM      39583109    $1,666.90        28,200    SH                             28,200
ALLTEL CORP                       COM      20039103    $3,377.50        50,000    SH                             50,000
BIOMET INC                        COM      90613100    $7,543.80       165,000    SH                            165,000
BRISTOL WEST HLDGS INC            COM     11037M105      $223.70        10,000    SH                             10,000
BISYS GROUP INC                   COM      55472104    $2,048.38       173,151    SH                            173,151
CLEAR CHANNEL COMMUNICATIONS      COM     184502102    $6,051.20       160,000    SH                            160,000
CHIPOTLE MEXICAN GRILL INC        CL B    169656204   $12,654.24       160,934    SH                            160,934
CYTYC CORP                        COM     232946103    $3,810.62        88,393    SH                             88,393
DOLLAR GEN CORP                   COM     256669102    $8,000.80       365,000    SH                            365,000
DIGENE CORP                       COM     253752109   $12,821.94       213,521    SH                            213,521
DOW JONES & CO INC                COM     260561105    $1,149.00        20,000    SH                             20,000
EGL INC                           COM     268484102    $3,300.08        71,000    SH                             71,000
FIRST DATA CORP                   COM     319963104    $8,121.66       248,597    SH                            248,597
GENESCO INC                       COM     371532102      $496.58         9,493    SH                              9,493
HUNTSMAN CORP                     COM     447011107    $2,126.35       107,636    SH                            107,636
INVESTORS FINL SERVICES CORP      COM     461915100    $2,688.87        43,601    SH                             43,601
INTER TEL                         COM     458372109      $486.14        20,315    SH                             20,315
IPSCO INC                         COM     462622101    $6,752.40        42,500    SH                             42,500
INNKEEPERS USA TRUST              COM     4576J0104   $10,160.51       572,423    SH                            572,423
KEYSPAN CORP                      COM     49337W100    $1,683.40        40,100    SH                             40,100
K2 INC                            COM     482732104    $6,593.01       434,036    SH                            434,036
MITY ENTERPRISES INC              COM     606850105      $409.59        19,086    SH                             19,086
WILD OATS MARKETS INC             COM     96808B107    $1,978.95       118,076    SH                            118,076
CATALINA MARKETING CORP           COM     148867104    $4,466.70       141,800    SH                            141,800
PATHMARK STORES INC               COM     70322A101    $4,500.05       347,226    SH                            347,226
RIVIERA HLDGS CORP                COM     769627100    $2,732.76        75,179    SH                             75,179
SEMCO ENERGY INC                  COM     78412D109      $516.71        66,500    SH                             66,500
SPIRIT FIN CORP                   COM     848568309    $7,446.77       513,570    SH                            513,570
STONE ENERGY CORP                 COM     861642106    $2,740.80        80,000    SH                             80,000
SIERRA HEALTH SVCS INC            COM     826322109    $5,272.09       126,794    SH                            126,794
SLM CORP                          COM     78442P106    $3,454.80        60,000    SH                             60,000
SERVICEMASTER CO                  COM     81760N109    $3,558.13       230,151    SH                            230,151
TODCO                             COM     88889T107    $6,009.08       127,284    SH                            127,284
TANOX INC                         COM     87588Q109    $1,428.81        73,612    SH                             73,612
TRIAD HOSPITALS INC               COM     89579K109    $1,177.34        21,900    SH                             21,900
WCI CMNTYS INC                    COM     92923C104      $310.92        18,640    SH                             18,640
WINSTON HOTELS INC                COM     97563A102    $7,413.75       494,250    SH                            494,250
EXCEL TECHNOLOGY INC              COM     30067T103    $1,149.20        41,131    SH                             41,131
XM SATELLITE RADIO HLDGS INC      CL A    983759101      $940.65        79,919    SH                             79,919
ZAPATA CORP                       COM     989070602      $122.36        18,100    SH                             18,100

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